ACQUISITION OF 10062771 MANITOBA LTD. (Details 1)	12 Months Ended
Jun. 30, 2021 CAD ($)
Statement [Line Items]
Consideration transferred	$ 723,000
Non-controlling interest	720,114
Fair value of licenses	542,912
Fair value of assets acquired	1,443,114
MANITOBA LTD
Statement [Line Items]
Consideration transferred	150,000
Consideration received by Manitoba Ltd.	(150,000)
Deferred taxliability	45,359
Non-controlling interest	144,118
Fair value of licenses	167,999
Fair value of assets acquired	$ (21,478)